T. Rowe Price International Equity Index Fund
T. Rowe Price International Equity Index Fund SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price International Equity Index Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price International Equity Index Fund
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.50%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price International Equity Index Fund	51	160	280	628

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund seeks to match the performance of the FTSE All World Developed ex North America Index by using a full replication strategy. This involves investing substantially all of its assets in all of the stocks in the index in proportion to each stock's weight in the index. The index is constructed by selecting the countries it covers, sorting the market by regions, and targeting a significant portion of them for inclusion in the index.

The FTSE All World Developed ex North America Index is a broadly diversified stock market index based on the market capitalization of over 1,200 predominately large companies. The index's major markets include Japan, the U.K., and other developed countries in Europe and the Pacific Rim.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase exchange-traded funds in an effort to minimize any deviations in performance from its index. Exchange-traded funds would typically be used to help realign the fund's portfolio with its index, gain broad market or sector exposure, or to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Currency risk Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to the risk that it could experience gains or losses based solely on changes in the exchange rates between foreign currencies and the U.S. dollar.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund's performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. In addition, the fund may fair value its portfolio holdings on certain days in order to deter market timing. Since, the index does not need to apply fair valuation to its holdings, this may also contribute to tracking error.

Exchange-traded fund risk To the extent the fund invests in exchange-traded funds, the fund will bear its proportionate share of each exchange-traded fund's fees and expenses. An exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund's underlying assets, although the potential for reduced market liquidity in its shares may result in an exchange-traded fund having greater volatility than its underlying assets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
International Equity Index Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	25.70%
Worst Quarter	9/30/11	-21.01%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price International Equity Index Fund	18.96%	(3.23%)	8.38%
T. Rowe Price International Equity Index Fund Returns after taxes on distributions	18.34%	(3.72%)	7.93%
T. Rowe Price International Equity Index Fund Returns after taxes on distributions and sale of fund shares	12.90%	(2.82%)	7.35%
T. Rowe Price International Equity Index Fund FTSE All World Developed ex North America Index (reflects no deduction for fees, expenses, or taxes)	18.55%	(2.83%)	9.11%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.